Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of lease investment and net lease investment
(c)	As of December 31, 2021 and 2022, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2021		2022
Less than 1 year	￦	126	—
Undiscounted lease payments		126	—

Present value of minimum lease payment	￦	126	—

Other receivables [member]
Statement [LineItems]
Summary of Financial Assets
(a)	The details of other receivables as of December 31, 2021 and 2022, are as follows:

(in millions of Won)	2021		2022
Current
Loans	￦	331,692	278,346
Other accounts receivable		1,305,383	1,381,804
Accrued income		350,301	334,741
Deposits		130,011	131,468
Others		17,705	23,201
Lease receivables		63,568	46,764
Less: Allowance for doubtful accounts		(94,051)	(83,627)

	￦	2,104,609	2,112,697

Non-current
Loans	￦	884,990	1,082,139
Other accounts receivable		196,018	237,161
Accrued income		121,041	121,783
Deposits		390,971	292,722
Lease receivables		80,317	55,312
Less: Allowance for doubtful accounts		(258,194)	(268,786)

	￦	1,415,143	1,520,331

Summary of lease investment and net lease investment
(c)	As of December 31, 2021 and 2022, total and net lease investments in the leases are as follows:

(in millions of Won)	2021		2022
Less than 1 year	￦	63,782	48,127
1 year - 3 years		58,589	19,861
3 years - 5 years		5,388	5,371
Over 5 years		52,634	64,811

Undiscounted lease payments		180,393	138,170
Unrealized interest income		(36,508)	(36,094)

Present value of minimum lease payment	￦	143,885	102,076

Lease receivables [member]
Statement [LineItems]
Summary of Financial Assets
(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2021		2022
Pohang University of Science and Technology	Lease contract	￦	—	7,738
Korea Business Angels Association	Lease contract		—	2,621
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD., MSC	6 Container Ships, 4 Tankers		119,636	88,573
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanmar Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		24,249	3,144

		￦	143,885	102,076